INVENTORIES	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4.	INVENTORIES

Inventories for Gourmet Foods, Brigadier, Original Sprout and Marygold consisted of the following totals as of September 30, 2021 and June 30, 2021:

	September 30,	June 30,
	2021	2021
Raw materials	$888,225	$942,911
Supplies and packing materials	172,029	193,322
Finished goods	1,049,136	815,559
Total inventories	$2,109,390	$1,951,792

NOTE 4.	INVENTORIES

Inventories for Gourmet Foods, Brigadier and Original Sprout consisted of the following totals:

	June 30, 2021	June 30, 2020
Raw materials	$942,911	$288,422
Supplies and packing materials	193,322	174,636
Finished goods	815,559	711,545
Total inventories	$1,951,792	$1,174,603